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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA          5/15/13
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   41
                                        --------------------

Form 13F Information Table Value Total:            $ 590,869
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5              COLUMN 6 COLUMN 7       COLUMN 8
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                                                                      SH/PRN          PUT/ INVSTMT   OTHER     VOTING AUTHORITY
           ISSUER            TITLE OF CLASS   CUSIP   VALUE (x1000)   AMOUNT   SH/PRN CALL DISCRTN    MGRS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM            026874784        18,245    470,000  SH         OTHER         01    0      470,000    0
ASCENA RETAIL GROUP INC      COM            04351G101         3,889    209,651  SH         OTHER         01    0      209,651    0
BANK OF AMERICA CORPORATION  COM            060505104        46,696  3,833,800  SH         OTHER         01    0    3,833,800    0
BOISE CASCADE CO DEL         COM            09739D100        11,422    336,539  SH         OTHER         01    0      336,539    0
BRIGHT HORIZONS FAM SOL IN D COM            109194100           477     14,110  SH         OTHER         01    0       14,110    0
CLEARWIRE CORP NEW           COM            18538Q105        49,175 15,177,436  SH         OTHER         01    0   15,177,436    0
COMERICA INC                 COM            200340107        34,353    955,581  SH         OTHER         01    0      955,581    0
CONSTELLATION BRANDS INC     COM            21036P108        20,616    432,742  SH         OTHER         01    0      432,742    0
D R HORTON INC               COM            23331A109        10,564    434,750  SH         OTHER         01    0      434,750    0
DISH NETWORK CORP            COM            25470M109        34,571    912,171  SH         OTHER         01    0      912,171    0
GILEAD SCIENCES INC          COM            375558103        13,110    267,880  SH         OTHER         01    0      267,880    0
GRAINGER W W INC             COM            384802104         2,585     11,488  SH         OTHER         01    0       11,488    0
HANMI FINL CORP              COM            410495204         4,307    269,200  SH         OTHER         01    0      269,200    0
HERSHEY CO                   COM            427866108        11,373    129,935  SH         OTHER         01    0      129,935    0
ILLUMINA INC                 COM            452327109         4,199     77,780  SH         OTHER         01    0       77,780    0
JPMORGAN CHASE & CO          COM            46625H100        11,107    234,020  SH         OTHER         01    0      234,020    0
JPMORGAN CHASE & CO          WTS            46634E114         2,555    179,295  SH    CALL OTHER         01    0      179,295    0
KEYCORP NEW                  COM            493267108        36,799  3,694,639  SH         OTHER         01    0    3,694,639    0
LAMAR ADVERTISING CO         COM            512815101        10,195    209,864  SH         OTHER         01    0      209,864    0
MANHATTAN ASSOCS INC         COM            562750109         2,898     39,010  SH         OTHER         01    0       39,010    0
MCGRAW HILL COS INC          COM            580645109        11,830    227,160  SH         OTHER         01    0      227,160    0
METROPCS COMMUNICATIONS INC  COM            591708102        28,657  2,629,100  SH         OTHER         01    0    2,629,100    0
MONDELEZ INTL INC            COM            609207105         3,418    111,630  SH         OTHER         01    0      111,630    0
NATURAL GROCERS BY VITAMIN C COM            63888U108         7,515    333,257  SH         OTHER         01    0      333,257    0
NIELSEN HOLDINGS N V         COM            N63218106         8,479    236,706  SH         OTHER         01    0      236,706    0
OLD DOMINION FGHT LINES INC  COM            679580100        13,874    363,188  SH         OTHER         01    0      363,188    0
PRECISION CASTPARTS CORP     COM            740189105        11,029     58,162  SH         OTHER         01    0       58,162    0
QUALCOMM INC                 COM            747525103         8,464    126,440  SH         OTHER         01    0      126,440    0
REALOGY HLDGS CORP           COM            75605Y106        28,716    587,958  SH         OTHER         01    0      587,958    0
REGIONS FINL CORP NEW        COM            7591EP100         8,163    996,710  SH         OTHER         01    0      996,710    0
SHERWIN WILLIAMS CO          COM            824348106        13,719     81,233  SH         OTHER         01    0       81,233    0
SKYWORKS SOLUTIONS INC       COM            83088M102         3,627    164,680  SH         OTHER         01    0      164,680    0
STANLEY BLACK & DECKER INC   COM            854502101         2,759     34,080  SH         OTHER         01    0       34,080    0
SVB FINL GROUP               COM            78486Q101         3,832     54,020  SH         OTHER         01    0       54,020    0
TIME WARNER INC              COM            887317303        19,298    334,925  SH         OTHER         01    0      334,925    0
TJX COS INC NEW              COM            872540109        17,106    365,912  SH         OTHER         01    0      365,912    0
UNION PAC CORP               COM            907818108         7,203     50,580  SH         OTHER         01    0       50,580    0
UNIVERSAL HLTH SVCS INC      COM            913903100        11,254    176,203  SH         OTHER         01    0      176,203    0
VIRTUS INVT PARTNERS INC     COM            92828Q109         5,661     30,390  SH         OTHER         01    0       30,390    0
WESTERN ALLIANCE BANCORP     COM            957638109         2,235    161,510  SH         OTHER         01    0      161,510    0
WHIRLPOOL CORP               COM            963320106        44,894    378,981  SH         OTHER         01    0      378,981    0
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